-CONCENTRATION	12 Months Ended
Dec. 31, 2011
-CONCENTRATION

NOTE D—CONCENTRATION

All of the Company’s revenue is generated from either a prime or sub contractor on contracts with the Information Management Support Center U.S. Army and GOMO/SLD. Loss of these contracts could have a material effect upon the Company’s financial condition and results of operations.